ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses

(in thousands of $)	2021	2020
Voyage expenses	11,204	16,785
Ship operating expenses	17,968	12,208
Administrative expenses	4,570	695
Tax expenses	394	171
Interest expenses	4,433	4,691
	38,569	34,550